Fair Value of Financial Assets and Liabilities - Fair Value Measured of Assets and Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	$ 220,521	$ 251,366	$ 251,366
Liabilities	145,971	169,864
Fair value measurement [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	1,162	1,934
Liabilities	(62)	(98)
Fair value measurement [Member] | Foreign currency derivatives [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	(27)
Fair value measurement [Member] | Commodity derivatives [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	(35)
Fair value measurement [Member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	1,060	1,829
Liabilities	(35)	(98)
Fair value measurement [Member] | Level 1 [member] | Commodity derivatives [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	(35)
Fair value measurement [Member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	102	$ 105
Liabilities	(27)
Fair value measurement [Member] | Level 2 [member] | Foreign currency derivatives [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	(27)
Fair value measurement [Member] | Marketable securities [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	1,060
Fair value measurement [Member] | Marketable securities [Member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	1,060
Fair value measurement [Member] | Commodity derivatives assets [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	4
Fair value measurement [Member] | Commodity derivatives assets [Member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	4
Fair value measurement [Member] | Foreign currency derivatives [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	98
Fair value measurement [Member] | Foreign currency derivatives [Member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	$ 98